SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation
These unaudited condensed consolidated interim financial statements as of and for the three and six months ended June 30, 2025 have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) as of January 1, 2025.
This interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2024. The accounting policies adopted are consistent with those of the previous financial year.
The unaudited condensed consolidated interim financial statements are presented in millions of U.S. dollars (“$” or “USD”).
The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for financial instruments, including derivative financial instruments, which are recorded at fair value through other comprehensive income and through profit or loss and the initial recognition of assets acquired and liabilities assumed in a business combination, which are recorded at fair value. The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.
In the third quarter of 2024, the Company changed its presentation of credit card processing fees in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as contra-revenue and have been reclassified as selling, general and administrative expenses. We believe this presentation better reflects the nature of the costs incurred by the Company. Prior period amounts have been reclassified to conform with current period presentation. The amounts reclassified were immaterial and had no impact on previously reported operating profit or net income.
In the third quarter of 2024, the Company changed its presentation in the consolidated statement of cash flows to present net cash flows from revolving credit facilities with repayment terms less than three months separately from other short-term borrowings from financial institutions. The Company elected to make this reclassification as they believe it more appropriately reflects the nature of the source and use of the cash flows, and improves comparability to peers. Prior period amounts have been reclassified to conform with current period presentation. The change had no impact on net cash flow from financing activities or any other financial statement information.
Beginning in the fourth quarter of 2024, the Company changed its presentation of foreign exchange gains and losses related to operational transactions in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as selling, general and administrative expenses, and are now recorded as foreign currency exchange losses, net & other finance costs. We believe this presentation better reflects the operating performance of the Company and improves comparability to peers. The impact on prior period financial statements is immaterial.
Beginning in the second quarter of 2025, the Company changed its presentation of non-current financial assets and other non-current assets to better reflect the nature of the balances. Prior year balances have been recast to conform with current period presentation.

Standards issued and not yet adopted and Standards issued and adopted
The standards and interpretations applicable to the Company that are issued, but not yet effective, up to the date of issuance of the Company’s unaudited condensed consolidated interim financial statements are discussed below. The Company has not early adopted these standards and amendments and intends to adopt them, if applicable, when they become effective. The following standard amendments become effective at the earliest for annual periods beginning on or after January 1, 2026, but are not expected to have a material impact on the consolidated financial statements of the Company:
•Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (effective for annual periods beginning on or after January 1, 2026).
•Annual Improvements to IFRS Accounting Standards, Volume 11 (effective for annual periods beginning on or after January 1, 2026).
IFRS 18, Presentation and Disclosure in Financial Statements will be effective for periods beginning on or after January 1, 2027. The Company is currently assessing the potential impact of this standard.
The Company has applied the following new or revised standards, amendments and interpretations that are required to be applied as of January 1, 2025:
•Amendments to IAS 21, Lack of Exchangeability - no material impact
Significant accounting judgments, estimates, and assumptions
When preparing the unaudited condensed consolidated interim financial statements, the Company’s management makes judgments and estimates influencing the content of the unaudited condensed consolidated interim financial statements and it must exercise its judgment regarding the application of accounting policies. Management continuously evaluates the judgments and estimates it uses.
The significant judgments made and the estimates used by management have been applied in the same manner as reported in the consolidated financial statements for the year ended December 31, 2024.

Carrying amounts of current financial instruments
Carrying amounts of current financial instruments carried at amortized cost are reasonable approximation of fair value due to their short-term nature.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The Company does not have any financial instruments included in Level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.
The Company’s policy is to recognize transfers into and out of fair value hierarchy levels at the end of the reporting period. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the reporting period.
The valuation process and valuation techniques, which are stated in the 2024 consolidated annual financial statements, are applicable in the reporting period.
Specific valuation techniques used to value financial instruments include:
•for interest rate swaps and cross-currency swaps – the present value of the estimated future cash flows based on observable yield curves;
•for foreign currency forwards – the present value of future cash flows based on the forward exchange rates at the end of the reporting period; and
•for other financial instruments – discounted cash flow analysis.
All of the resulting fair value estimates are included in Level 2, except for unlisted equity securities, promissory notes and available-for-sale factoring receivables, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk. In cases where credit risk of counterparty is low and maturity is short-term, the carrying amount of such instrument approximates its fair value.
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Long-term promissory notes are valued using a discounted cash flow. Expected future cash inflows are discounted over the term of the respective contracts using market interest rates as at the reporting date, adjusted for the credit risk of the counterparty.	The carrying amount approximates fair value for short-term promissory notes due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

For long-term promissory notes, the significant unobservable input is the risk adjusted discount rate.

Available-for-sale factoring receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.